Employee Benefits - Additional Information (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) staff country transaction shares	Dec. 31, 2024 EUR (€)
Global Share Purchase Plan
Period employees are eligible to purchase shares in employee share ownership plan	1 year
Ratio of shares employer matches per share acquired in employee share ownership plan	1
Maximum number of shares employer matches in employee share ownership plan | shares	10
Total staff enrolled in employee share ownership plan in current cycle | staff	12,775
Total countries enrolled in employee share ownership plan in current cycle | country	21
Liabilities from share-based payment transactions	€ 20	€ 14
Grant volume of outstanding share awards	1,100	1,000
Of which:
Recognized as compensation expense	800	800
Not yet recognized	300	200
DWS Share based Plans
Fair value of DWS share-based awards	64	74
of which: recognized in the income statement	48	63
of which: relate to fully vested awards	14	40
of which: related to total unrecognized share-based plans	€ 16	12
Historical period used for share price volatility with no liquid market	5 years
Unfunded US Medicare Plan included in US Total defined benefit obligation	€ 105	€ 120
US defined benefit pension funding ratio excluding Medicare in Percent	96.00%	96.00%
Total defined benefit obligation for post-employment medical plans	€ 126	€ 142
Range of defined benefit obligation by plan assets in percent
Bottom of Range	90.00%
Top of Range	100.00%
Amount claimed by the Group which represents the benefits paid from the Banks assets on behalf of the trust	€ 540	520
Positive impact on Other Comprehensive Income due to the refinement of methodology for estimating increases to pensions		100
Other assets recognized in Net asset (liability) recognized	1,200	1,300
Other liabilities recognized in Net (asset) liability recognized	€ 261	317
Number of buy-in transactions with third-party insurers | transaction	5
Buy-in transactions with a third party insurer to de-risk exposure to the UK defined benefit pension schemes		1,100
Negative impact on Other Comprehensive Income of the recognition of the insurance policies as qualifying plan assets		120
Buy-in transactions in the UK with third-party insurers protecting the Group from movements in defined benefit obligations	€ 2,600
Derivative transactions with Group entities with positive market value included in plan assets	€ 630	€ 810
Expected changes in the fair value of plan assets contains simulated impact on the biggest plans in Germany, UK, US, Channel Islands, Switzerland and Belgium	99.00%
Period of expected longevity increase	1 year	1 year